Long-Term Debt (Tables) (fuboTV Inc.) (10-K)	12 Months Ended
Dec. 31, 2019
fuboTV Inc. [Member]
Schedule of Principal Maturities on the Term Loan	The scheduled principal maturities on the Term Loan for the three years subsequent to December 31, 2019 are as follows:
2020	$5,000
2021	7,500
2022	12,500
$25,000